Fair Value Measurements - Underlying, Derivative - Carrying Value and Estimated Fair Value of Financial Instruments Recognized at Fair Value on Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale securities	$ 0
Interest rate swaps | Fair Value, Measurements, Recurring | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps, liabilities		$ (3,922)
Interest rate swaps | Fair Value, Measurements, Recurring | Estimated Fair Value | Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swaps, liabilities		$ (3,922)